EXPENSES - Other (losses) and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other (losses) and gains
Rainy River Underground project costs	$ (3.4)	$ 0.0
(Loss) gain on foreign exchange	(3.7)	6.6
Loss on disposal of assets	(1.2)	(0.3)
Loss on revaluation of investments	0.0	(0.2)
Unrealized gain on revaluation of gold stream obligation (Note 12)	20.1	11.7
Settlement and loss on revaluation of gold price option contracts	(21.7)	(4.8)
Settlement and (loss) gain on revaluation of copper price option contracts	(0.7)	4.8
Settlement and gain on revaluation of foreign exchange forward contracts	1.5	0.0
Revaluation of Cerro San Pedro's reclamation and closure cost obligation(2)	0.6	(1.0)
Gain on receivable associated with Mesquite sale(3)	4.0	0.0
Other	(1.1)	1.3
Total other (losses) gains	$ (5.6)	$ 18.1